Other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other non-current assets
Deposits	¥ 7,094	$ 1,113	¥ 16,395
Loans receivables	13,551	2,126	17,586
Long-term prepayments to a supplier	71,353	11,197	55,348
Others	113	18	1,851
Total	¥ 92,111	$ 14,454	¥ 91,180